IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated February 12, 2020 (the “Supplement”)

to the Summary Prospectus, Prospectus, and

Statement of Additional Information (the “SAI”),

each dated December 30, 2019,

for the iShares ESG MSCI EAFE ETF (ESGD) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around March 2, 2020:

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI EAFE Extended ESG Focus Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is an optimized equity index designed to reflect the equity performance of companies that have favorable environmental, social and governance (“ESG”) characteristics (as determined by the Index Provider), while exhibiting risk and return characteristics similar to those of the MSCI EAFE Index (the “Parent Index”). The Index Provider begins with the Parent Index, excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, companies involved in certain fossil fuels-related activity such as the production of thermal coal, thermal coal-based power generation and extraction of oil sands, as well as companies involved in very severe business controversies (in each case as determined by the Index Provider), and then follows a quantitative process that is designed to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to the Parent Index. For each industry, the

Index Provider identifies key ESG issues that can lead to unexpected costs for companies in the medium to long term. The Index Provider then calculates the size of each company’s exposure to each key issue based on the company’s business segment and geographic risk and analyzes the extent to which companies have developed robust strategies and programs to manage ESG risks and opportunities. Using a sector specific key issue weighting model, companies are rated and ranked in comparison to their industry peers. As of August 31, 2019, the Underlying Index consisted of securities from the following 21 developed market countries or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). The Underlying Index will include large- and mid-capitalization companies and may change over time. As of August 31, 2019, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.

Change in the Fund’s “Construction and Maintenance of the Underlying Indexes”

The first paragraph of the section in the SAI entitled “MSCI EAFE Extended ESG Focus Index” on page 37 is deleted in its entirety and is replaced by the following:

Index Description. The MSCI EAFE Extended ESG Focus Index is an optimized index designed to reflect the equity performance of companies that have favorable environmental, social and governance (“ESG”) characteristics, which exhibit risk and return characteristics similar to the MSCI Market Cap Weighted Index (the MSCI EAFE Index). The index is constructed by selecting constituents from the MSCI EAFE Index, the parent index, through an optimization process that aims to maximize exposure to ESG factors, subject to a target tracking error constraint of 50 basis points relative to the parent index. The Fund’s Index Provider begins with the parent index, excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, companies involved in certain fossil fuels-related activity such as the production of thermal coal, thermal coal-based power generation and extraction of oil sands, as well as companies involved in very severe business controversies (in each case as determined by the Index Provider), and then follows a quantitative process that is designed to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to the parent index. For each industry, the Index Provider identifies key ESG issues that can lead to unexpected costs for companies in the medium to long term. The Index Provider then calculates the size of each company’s exposure to each key issue based on the company’s business segment and geographic risk and analyzes the extent to which companies have developed robust strategies and programs to manage ESG risks and opportunities. Using a sector-specific key issue weighting model, companies are rated and ranked in comparison to their industry peers.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-ESGD-0220

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated February 12, 2020 (the “Supplement”)

to the Summary Prospectus, Prospectus, and

Statement of Additional Information (the “SAI”),

each dated December 30, 2019,

for the iShares ESG MSCI USA ETF (ESGU) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around March 2, 2020:

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI USA Extended ESG Focus Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is an optimized equity index designed to reflect the equity performance of U.S. companies that have favorable environmental, social and governance (“ESG”) characteristics (as determined by the Index Provider), while exhibiting risk and return characteristics similar to those of the MSCI USA Index (the “Parent Index”). The Index Provider begins with the Parent Index, excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, companies included in certain fossil fuels-related activity such as the production of thermal coal, thermal coal-based power generation and extraction of oil sands, as well as companies involved in very severe business controversies (in each case as determined by the Index Provider), and then follows a quantitative process that is designed to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to the Parent Index.

Change in the Fund’s “Construction and Maintenance of the Underlying Indexes”

The first paragraph of the section in the SAI entitled “MSCI USA Extended ESG Focus Index” on page 40 is deleted in its entirety and is replaced by the following:

Index Description. The MSCI USA Extended ESG Focus Index is designed to maximize exposure to favorable ESG characteristics while exhibiting risk and return characteristics similar to those of the MSCI USA Index, the parent index. The Underlying Index is constructed by selecting constituents from the parent index through an optimization process that aims to maximize exposure to ESG factors for a target tracking error constraint of 50 basis points relative to the parent index. The Fund’s Index Provider begins with the parent index, excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, companies involved in certain fossil fuels-related activity such as the production of thermal coal, thermal coal-based power generation and extraction of oil sands, as well as companies involved in very severe business controversies (in each case as determined by the Index Provider), and then follows a quantitative process that is designed to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to those of the parent index. For each industry, the Index Provider identifies key ESG issues that can lead to unexpected costs for companies in the medium- to long-term. The Index Provider then calculates the size of each company’s exposure to each key issue based on the company’s business segment and geographic risk and analyzes the extent to which companies have developed robust strategies and programs to manage ESG risks and opportunities. Using a sector-specific key issue weighting model, companies are rated and ranked in comparison to their industry peers.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-ESGU-0220

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated February 12, 2020 (the “Supplement”)

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”),

each dated December 30, 2019,

for the iShares ESG MSCI USA Small-Cap ETF (ESML) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around March 2, 2020:

Change in the Fund’s “Principal Investment Strategies”

The second paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

In constructing the Underlying Index, the Index Provider begins with the Parent Index, excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, companies involved in certain fossil fuels-related activity such as the production of thermal coal, thermal coal-based power generation and extraction of oil sands, as well as companies involved in very severe business controversies (in each case as determined by the Index Provider), and then follows a quantitative process that is designed to determine optimal weights for securities in the Underlying Index to maximize exposure to companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to those of the Parent Index.

Change in the Fund’s “Construction and Maintenance of the Underlying Indexes”

The first paragraph of the section in the SAI entitled “MSCI USA Small Cap Extended ESG Focus Index” on page 40 is deleted in its entirety and is replaced by the following:

Index Description. The Underlying Index, the MSCI USA Small Cap Extended ESG Focus Index, is designed to produce investment results comparable to the MSCI USA Small Cap Index, the parent index, while reflecting a higher allocation than that of the parent index to U.S. small-capitalization companies with favorable ESG profiles. The Underlying Index is constructed by selecting constituents from the parent index through an optimization process that aims to maximize exposure to ESG factors subject to a target tracking error constraint of 50 basis points relative to the parent index. In constructing the Underlying Index, the Fund’s index provider begins with the parent index, excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, companies involved in certain fossil fuels-related activity such as the production of thermal coal, thermal coal-based power generation and extraction of oil sands, as well as companies involved in very severe business controversies (in each case as determined by the index provider). The index provider identifies key ESG controversies, including, among other things, issues involving: (i) the environment (e.g., biodiversity and land use, toxic emissions and waste, energy and climate change, water stress, nonhazardous operational waste, and supply chain management); (ii) human rights and communities (e.g., impact on local communities, human rights concerns, and civil liberties); (iii) labor rights and supply chains (e.g., child labor, collective bargaining and union, health and safety, discrimination and workforce diversity, and labor management relations); (iv) customers (e.g., anti-competitive practices, customer relations, privacy and data security, product safety and quality, and marketing and advertising); and (v) governance (e.g., bribery and fraud, governance structures, and controversial investments). The index provider then rates each company’s exposure to these ESG issues and evaluates the extent to which the company has created strategies and programs to manage ESG risks and opportunities. Companies are scored by the index provider based on both their risk exposure and risk management, and then ranked in comparison to their industry peers. The index provider then follows a quantitative process that is designed to determine optimal weights for securities in the Underlying Index to maximize exposure to companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to those of the parent index. Optimization is a quantitative process that considers the market capitalization weights from the parent index, ESG scores and additional constraints, including constraints around predicted tracking error, constituent weights, sector weights, and risk aversion, to select and weight the constituents of the Underlying Index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-ESML-0220

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE